GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.17%
$ 1,229,000	Mattel Inc(a) 6.75%, 12/31/2025	$ 1,282,388
Utilities — 0.23%
	Pacific Gas & Electric Co(b)(c)
755,000	4.00%, 12/01/2046	733,766
945,000	3.95%, 12/01/2047(d)	914,287
		1,648,053
TOTAL CORPORATE BONDS AND NOTES — 0.40% (Cost $2,499,028)		$2,930,441
CONVERTIBLE BONDS
Financial — 0.22%
1,518,000	AXA SA(a) 7.25%, 05/15/2021	1,620,131
TOTAL CONVERTIBLE BONDS — 0.22% (Cost $1,518,000)		$1,620,131
Shares
COMMON STOCK
Basic Materials — 4.00%
12,144	Akzo Nobel NV	1,082,067
141,362	CF Industries Holdings Inc	6,955,010
114,061	Dow Inc	5,435,007
105,195	DuPont de Nemours Inc	7,501,455
145,983	International Paper Co	6,105,009
25,192	Nucor Corp	1,282,525
7,000	PPG Industries Inc	829,570
		29,190,643
Communications — 7.53%
47,472	AT&T Inc	1,796,341
71,061	CenturyLink Inc	886,841
186,361	Cisco Systems Inc	9,208,097
198,252	Comcast Corp Class A	8,937,200
223,291	Fox Corp Class B	7,042,598
446,146	News Corp Class A	6,210,352
440,856	Telefonica SA	3,368,657
238,312	Verizon Communications Inc	14,384,512
24,598	Walt Disney Co	3,205,611
		55,040,209
Consumer, Cyclical — 4.78%
87,509	Alaska Air Group Inc	5,680,209
51,700	Delta Air Lines Inc	2,977,920
73,929	Kohl's Corp	3,671,314
96,900	L Brands Inc	1,898,271
114,003	Las Vegas Sands Corp	6,584,814
Shares		Fair Value
Consumer, Cyclical — (continued)
262,900	Mattel Inc(d)(e)	$ 2,994,431
41,400	MGM Resorts International	1,147,608
29,800	PACCAR Inc	2,086,298
34,000	Southwest Airlines Co	1,836,340
51,084	Walmart Inc	6,062,649
		34,939,854
Consumer, Non-Cyclical — 20.11%
49,700	AbbVie Inc	3,763,284
35,146	Allergan PLC	5,914,720
35,875	Anthem Inc	8,613,587
9,881	Becton Dickinson & Co	2,499,498
102,995	Bristol-Myers Squibb Co	5,222,876
62,749	Bunge Ltd	3,552,848
301,370	Conagra Brands Inc	9,246,032
97,295	Corteva Inc	2,724,260
167,308	CVS Health Corp	10,552,116
118,300	Gilead Sciences Inc	7,497,854
143,286	GlaxoSmithKline PLC	3,070,912
112,257	Johnson & Johnson	14,523,811
22,300	Kellogg Co	1,435,005
88,902	Kimberly-Clark Corp	12,628,529
100,725	Medtronic PLC	10,940,749
258,256	Nielsen Holdings PLC	5,487,940
6,200	PepsiCo Inc	850,020
312,288	Pfizer Inc	11,220,508
151,577	Philip Morris International Inc	11,509,242
155,531	Tyson Foods Inc Class A	13,397,440
17,000	Zimmer Biomet Holdings Inc	2,333,590
		146,984,821
Energy — 8.83%
35,944	Chevron Corp	4,262,958
57,202	Equitrans Midstream Corp	832,289
191,563	Exxon Mobil Corp	13,526,264
34,200	Hess Corp	2,068,416
193,700	Occidental Petroleum Corp	8,613,839
28,700	Pioneer Natural Resources Co	3,609,599
54,800	Targa Resources Corp	2,201,316
257,800	TC Energy Corp	13,348,741
308,723	Total SA	16,074,256
		64,537,678
Financial — 25.94%
229,439	American International Group Inc	12,779,752
3,033	Ameriprise Financial Inc	446,154
80,202	AXA Equitable Holdings Inc	1,777,276
12,537	Bank of America Corp	365,704
49,300	Bank of New York Mellon Corp	2,228,853
45,561	Brighthouse Financial Inc(e)	1,843,854
86,873	Chubb Ltd	14,024,777
72,194	Citigroup Inc	4,987,162
85,387	Equity Residential REIT	7,365,483
363,800	Fifth Third Bancorp	9,960,844
143,400	Franklin Resources Inc	4,138,524

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
194,580	JPMorgan Chase & Co	$ 22,900,120
123,520	Loews Corp	6,358,810
27,079	Marsh & McLennan Cos Inc	2,709,254
196,192	MetLife Inc	9,252,415
288,361	Morgan Stanley	12,304,364
22,700	Northern Trust Corp	2,118,364
54,340	PNC Financial Services Group Inc	7,616,294
151,196	Rayonier Inc REIT	4,263,727
49,636	SL Green Realty Corp REIT	4,057,743
153,600	State Street Corp	9,091,584
158,526	US Bancorp	8,772,829
542,000	Wells Fargo & Co	27,338,480
311,813	Weyerhaeuser Co REIT	8,637,220
22,082	Willis Towers Watson PLC	4,261,164
		189,600,751
Industrial — 9.94%
37,338	Boeing Co	14,205,989
59,150	Emerson Electric Co	3,954,769
8,096	Flowserve Corp	378,164
1,234,000	General Electric Co	11,031,960
175,206	Johnson Controls International PLC	7,689,791
62,441	L3Harris Technologies Inc	13,027,690
62,611	nVent Electric PLC	1,379,947
16,600	Snap-on Inc	2,598,564
86,447	Stericycle Inc(e)	4,402,746
13,600	TE Connectivity Ltd	1,267,248
91,195	United Parcel Service Inc Class B	10,926,985
9,300	United Technologies Corp	1,269,636
3,600	Vulcan Materials Co	544,464
		72,677,953
Technology — 6.58%
96,200	Applied Materials Inc	4,800,380
65,160	Cognizant Technology Solutions Corp Class A	3,926,867
51,700	Hewlett Packard Enterprise Co	784,289
84,497	Microsoft Corp	11,747,618
16,500	NXP Semiconductors NV	1,800,480
222,403	QUALCOMM Inc	16,964,901
51,129	Texas Instruments Inc	6,607,912
24,700	Western Digital Corp	1,473,108
		48,105,555
Utilities — 7.39%
11,500	Duke Energy Corp	1,102,390
122,993	Edison International	9,276,132
64,000	Evergy Inc	4,259,840
32,198	NextEra Energy Inc	7,501,812
362,727	NiSource Inc	10,852,792
23,217	Sempra Energy	3,427,061
Shares		Fair Value
Utilities — (continued)
284,502	Southern Co	$ 17,573,689
		53,993,716
TOTAL COMMON STOCK — 95.10% (Cost $597,207,021)		$695,071,180
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.87%
102,119	Becton Dickinson & Co 6.13%	6,315,039
Utilities — 1.37%
19,960	Aqua America Inc 6.00%	1,206,214
36,799	Sempra Energy 6.00%	4,342,632
11,277	Sempra Energy 6.75%	1,326,964
58,939	Southern Co 6.75%	3,156,773
		10,032,583
TOTAL CONVERTIBLE PREFERRED STOCK — 2.24% (Cost $13,875,179)		$16,347,622
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.66%
$12,100,000	U.S. Treasury Bills 1.40%, 10/01/2019	12,100,000
Repurchase Agreements — 0.42%
737,101	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $737,101 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(f)	737,101

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 737,101	Undivided interest of 1.26% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $737,101 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(f)	$ 737,101
891,813	Undivided interest of 1.90% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $891,813 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(f)	891,813
737,101	Undivided interest of 2.92% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $737,101 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(f)	737,101
		3,103,116
TOTAL SHORT TERM INVESTMENTS — 2.08% (Cost $15,203,116)		$15,203,116
TOTAL INVESTMENTS — 100.04% (Cost $630,302,344)		$731,172,490
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(263,635)
TOTAL NET ASSETS — 100.00%		$730,908,855
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Security in bankruptcy at September 30, 2019.
(c)	Security in default.
(d)	All or a portion of the security is on loan at September 30, 2019.
(e)	Non-income producing security.
(f)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	6	USD	893,550	December 2019	$(8,684)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Bonds and Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$—	$2,930,441	$—	$2,930,441
Convertible Bonds	—	1,620,131	—	1,620,131
Common Stock	671,475,288	23,595,892	—	695,071,180
Convertible Preferred Stock	—	16,347,622	—	16,347,622
Short Term Investments	—	15,203,116	—	15,203,116
Total Assets	$671,475,288	$59,697,202	$0	$731,172,490
Liabilities
Other Financial Investments:
Futures Contracts(a)	(8,684)	—	—	(8,684)
Total Liabilities	$(8,684)	$0	$0	$(8,684)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 9 futures contracts for the reporting period.

September 30, 2019